RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26.RELATED PARTY TRANSACTIONS

Amount due to related parties consists of:

	Note	December 31,
		2015	2016	2016
		RMB	RMB	(Note2) USD
				Unaudited
Borrowings from related parties	(a)	118,880	—	—

Total		118,880	—	—

(a)Borrowings

On December 14, 2015, a shareholder loan of USD 39.39 million was extended to Yintech by Founding Shareholders to increase the working capital of Yintech. On the same date, the loan was waived in full by the Founding Shareholders and USD 39.39 million was recorded as additional paid-in capital of Yintech.

Also in December 2015, the Group received non-interest bearing loans of RMB 118.88 million from a Founding Shareholder. These borrowings from related parties, are unsecured, interest free and have no fixed repayment terms. The borrowings were subsequently repaid in February 2016.

During the years ended 2014, 2015 and 2016, an imputed interest expense of RMB 0.28 million, RMB 0.23 million and nil were recorded as an addition to additional paid-in capital based on the tenor of the borrowings and the effective interest rate with reference to the basic lending rate published by the PBOC, respectively.

(b)Sales of application service

In 2014,  2015 and 2016, Yin Tian Xia Technology sold application service totaling RMB 1.80 million, RMB 7.83 million and nil to entities wholly owned by the Founding Shareholders, respectively. The amounts were fully received in 2015.